Provisions (Details Textual) - INR (₨) ₨ in Millions		Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Other provisions		₨ 3,785	₨ 4,556
Other environment related provision [member]
Disclosure of other provisions [line items]
Other provisions	[1]	53	₨ 47
Other environment related provision [member] | Liability assumed on acquisition of a unit of The Dow chemical company [Member]
Disclosure of other provisions [line items]
Initial liability assumed		39
Other provisions		₨ 53

[1]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.53). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the statements of financial position.